Securities 1 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 168,073	$ 167,225
Gross unrealized gains	4,593	5,427
Gross unrealized losses	(118)	(135)
Fair Value	163,121	160,401
Government Sponsored enterprise obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	6	1,007
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Fair Value	6	1,008
State and municipal obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	167,248	165,348
Gross unrealized gains	4,235	5,113
Gross unrealized losses	(118)	(135)
Fair Value	171,365	170,326
Corporate obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	819	870
Gross unrealized gains	358	313
Gross unrealized losses	0	0
Fair Value	$ 1,177	$ 1,183